TFA - Key economic assumptions at time of transfer (Details 3) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%
CMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 463	SFr 60
Weighted-average life, in years	5 years 8 months 12 days	7 years 8 months 11 days
CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	3.60%	2.90%
Expected credit losses (rate per annum), in % (as a percent)	1.80%	0.00%
CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	9.80%	3.00%
Expected credit losses (rate per annum), in % (as a percent)	1.80%	0.00%
CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 463	SFr 60
CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	0	0
RMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 2,626	SFr 637
Weighted-average life, in years	7 years 7 months 6 days	9 years 6 months 1 day
RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	5.50%	6.70%
Cash flow discount rate (rate per annum), in % (as a percent)	3.00%	2.30%
Expected credit losses (rate per annum), in % (as a percent)	2.80%	3.20%
RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	13.50%	16.80%
Cash flow discount rate (rate per annum), in % (as a percent)	13.20%	11.70%
Expected credit losses (rate per annum), in % (as a percent)	5.50%	3.70%
RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 2,542	SFr 538
RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 84	99
Bank
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%
Bank | CMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 463	SFr 60
Weighted-average life, in years	5 years 8 months 12 days	7 years 8 months 11 days
Bank | CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	3.60%	2.90%
Expected credit losses (rate per annum), in % (as a percent)	1.80%	0.00%
Bank | CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	9.80%	3.00%
Expected credit losses (rate per annum), in % (as a percent)	1.80%	0.00%
Bank | CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 463	SFr 60
Bank | CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	0	0
Bank | RMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 2,626	SFr 637
Weighted-average life, in years	7 years 7 months 6 days	9 years 6 months 1 day
Bank | RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	5.50%	6.70%
Cash flow discount rate (rate per annum), in % (as a percent)	3.00%	2.30%
Expected credit losses (rate per annum), in % (as a percent)	2.80%	3.20%
Bank | RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	13.50%	16.80%
Cash flow discount rate (rate per annum), in % (as a percent)	13.20%	11.70%
Expected credit losses (rate per annum), in % (as a percent)	5.50%	3.70%
Bank | RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 2,542	SFr 538
Bank | RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 84	SFr 99